Business segment information - Trading profit by business segment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 27, 2026	Jun. 28, 2025
Disclosure of operating segments [line items]
Segment trading profit	$ 600	$ 551
Corporate costs	(34)	(28)
Acquisition and disposal related items	(21)	(9)
Restructuring and rationalisation expenses	(23)	(8)
Amortisation and impairment of acquisition intangibles	(87)	(83)
Legal and other	13	6
Operating profit	448	429
Interest income	10	15
Interest expense	(65)	(69)
Other finance costs	(18)	(12)
Share of results of associates	5	(1)
Profit before taxation	380	362
Sports Medicine & ENT
Disclosure of operating segments [line items]
Segment trading profit	251	213
Advanced Wound Management
Disclosure of operating segments [line items]
Segment trading profit	191	187
Orthopaedics
Disclosure of operating segments [line items]
Segment trading profit	$ 158	$ 151